Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	VEGAS 2024-GCS (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2024-GCS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 27 November 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 November 2024

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a subordinate promissory note evidencing a fixed rate loan (the “Mortgage Loan”),
b.	The Mortgage Loan is part of a whole loan (the “Whole Loan”) that is comprised of certain senior promissory notes (the “Senior Loan”), which are pari passu with each other and will not be assets of the Issuing Entity, and the subordinate Mortgage Loan and
c.	The Whole Loan is secured by, among other things, a fee and leasehold mortgage encumbering a retail property located in Las Vegas, Nevada (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Senior Loan, Whole Loan and Property as of 1 December 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 7

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Senior Loan, Whole Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Loan Term to Maturity” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Whole Loan (the “Original Loan Amortization Term”) and
ii.	Remaining amortization term of the Whole Loan (the “Remaining Loan Amortization Term”),
b.	Use the “Original Loan Term,” as shown on the Final Data File, for the “Original Loan IO Period” of the Whole Loan,
c.	Use the “Original Subordinate Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Subordinate Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Subordinate Loan Balance at Maturity”) and
d.	Use the “Original Senior Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Loan as of the Reference Date (the “Cut-off Date Senior Loan Balance”) and
ii.	Principal balance of the Senior Loan as of the “Maturity Date” of the Senior Loan (the “Senior Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Senior Loan Balance,
b.	Original Subordinate Loan Balance,
c.	Cut-off Date Senior Loan Balance,
d.	Cut-off Date Subordinate Loan Balance,
e.	Senior Loan Balance at Maturity and
f.	Subordinate Loan Balance at Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Whole Loan Balance,
ii.	Cut-off Date Whole Loan Balance and
iii.	Whole Loan Balance at Maturity

of the Whole Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Original Subordinate Loan Balance,
b.	Original Senior Loan Balance,
c.	Subordinate Loan Interest Rate and
d.	Senior Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Whole Loan Interest Rate” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Subordinate Loan Balance,
b.	Subordinate Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Subordinate Loan Annual Debt Service and
ii.	Subordinate Loan Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Loan Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Subordinate Loan Balance,” as shown on the Final Data File,
b.	The “Subordinate Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Subordinate Loan Annual Debt Service,” as shown on the Final Data File.

Attachment A Page 5 of 7

11.	Using the:

a.	Original Senior Loan Balance,
b.	Senior Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Loan Annual Debt Service and
ii.	Senior Loan Monthly Debt Service

of the Senior Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Annual Debt Service” of the Senior Loan as the product of:

a.	The “Original Senior Loan Balance,” as shown on the Final Data File,
b.	The “Senior Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Monthly Debt Service” of the Senior Loan as 1/12th of the “Senior Loan Annual Debt Service,” as shown on the Final Data File.

12.	Using the:
a.	Subordinate Loan Annual Debt Service,
b.	Subordinate Loan Monthly Debt Service,
c.	Senior Loan Annual Debt Service and
d.	Senior Loan Monthly Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Monthly Debt Service and
ii.	Whole Loan Annual Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

13.	Using the:
a.	Cut-off Date Whole Loan Balance,
b.	Whole Loan Balance at Maturity,
c.	Whole Loan Annual Debt Service,
d.	As-Is Appraisal Value,
e.	Underwritten In-Place NOI,
f.	Underwritten In-Place NCF and
g.	Total Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan Cut-off Date As-Is LTV,
ii.	Whole Loan Maturity Date As-Is LTV,
iii.	Whole Loan Underwritten In-Place NOI DY,
iv.	Whole Loan Underwritten In-Place NCF DY,
v.	Whole Loan Underwritten In-Place NOI DSCR,
vi.	Whole Loan Underwritten In-Place NCF DSCR,
vii.	Cut-off Date Whole Loan Balance Per Square Foot and
viii.	Whole Loan Balance at Maturity Per Square Foot

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. and vi. above to two decimal places.

14.	Using the:
a.	Total Square Feet,
b.	Largest Tenant Sq Ft,
c.	Second Largest Tenant Sq Ft,
d.	Third Largest Tenant Sq Ft,
e.	Fourth Largest Tenant Sq Ft and
f.	Fifth Largest Tenant Sq Ft,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

15.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Total Admin Fee Rate and
b.	Subordinate Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	3 June 2019

Promissory Note Schedule	Not Dated

Promissory Notes	Various

Omnibus Amendment to Loan Documents	3 July 2019

Recourse Guaranty Agreement	3 June 2019

Cash Management Agreement	3 June 2019

Deposit Account Control Agreement	3 June 2019

Environmental Indemnity Agreement	3 June 2019

Non-Consolidation Opinion	3 June 2019

Settlement Statement	3 June 2019

Servicer Report	25 November 2024

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	20 November 2024

Engineering Report	18 March 2019

Phase I Environmental Report	21 March 2019

Underwriter’s Summary Report	Not Dated

Property Management Agreement	16 May 2013

Underwritten Rent Roll	25 June 2024

Insurance Risk Analysis	29 May 2019

Insurance Certificates	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policy	3 June 2019

Lease Estoppels	Various

Borrower Rent Rolls	Various

Borrower Financial Statements	Various

Ground Leases	Various

Ground Lease Amendments	Various

Ground Lease Abstracts	Not Dated

Tenant Sales Reports	Various

Capital Expenditure Reports	Various

Zoning Reports	28 May 2019

Green Street Charts	Not Dated

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
MSA	Appraisal Report
Property Type	Appraisal Report
Property Class	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Manager	Mortgage Loan Agreement
Total Square Feet	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Ground Lease? (Y/N)	Ground Leases, Ground Lease Amendments and Ground Lease Abstracts
Ground Lease Expiration Date	Ground Leases, Ground Lease Amendments and Ground Lease Abstracts
Ground Lease Extension Terms	Ground Leases, Ground Lease Amendments and Ground Lease Abstracts
Annual Ground Lease Payment	Ground Leases, Ground Lease Amendments and Ground Lease Abstracts
Ground Lease Escalation Terms	Ground Leases, Ground Lease Amendments and Ground Lease Abstracts
Most Recent Occupancy (Square Foot) %	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
As-Is Date of Value	Appraisal Report
As-Is Appraisal Value	Appraisal Report
Appraised Cap Rate	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Largest Tenant Occupancy Cost (see Note 6)	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant Occupancy Cost (see Note 6)	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant Occupancy Cost (see Note 6)	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant Occupancy Cost (see Note 6)	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant Occupancy Cost (see Note 6)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2021 Effective Gross Income	Underwriter’s Summary Report
2021 Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2021 Replacements	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2022 Effective Gross Income	Underwriter’s Summary Report
2022 Expenses	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2022 Replacements	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2023 Effective Gross Income	Underwriter’s Summary Report
2023 Expenses	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2023 Replacements	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM June 2024 Effective Gross Income	Underwriter’s Summary Report
TTM June 2024 Expenses	Underwriter’s Summary Report
TTM June 2024 NOI	Underwriter’s Summary Report
TTM June 2024 Replacements	Underwriter’s Summary Report
TTM June 2024 NCF	Underwriter’s Summary Report
Underwritten In-Place Occupancy	Underwriter’s Summary Report
Underwritten In-Place Effective Gross Income	Underwriter’s Summary Report
Underwritten In-Place Expense	Underwriter’s Summary Report
Underwritten In-Place NOI	Underwriter’s Summary Report
Underwritten In-Place TI/LCs	Underwriter’s Summary Report
Underwritten In-Place Replacements	Underwriter’s Summary Report
Underwritten In-Place NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Initial Outstanding TI/LC Reserve	Mortgage Loan Agreement
Monthly Outstanding TI/LC Reserve	Mortgage Loan Agreement
Outstanding TI/LC Reserve Cap	Mortgage Loan Agreement
Initial Gap Rent Reserve	Mortgage Loan Agreement
Monthly Gap Rent Reserve	Mortgage Loan Agreement
Gap Rent Reserve Cap	Mortgage Loan Agreement
Initial Ground Rent Reserve	Mortgage Loan Agreement
Monthly Ground Rent Reserve	Mortgage Loan Agreement
Ground Rent Reserve Cap	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Original Subordinate Loan Balance	Omnibus Amendment to Loan Documents
Original Senior Loan Balance	Omnibus Amendment to Loan Documents
Guarantor	Recourse Guaranty Agreement
Origination Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Whole Loan Information: (continued)

Characteristic	Source Document(s)

Subordinate Loan Interest Rate	Omnibus Amendment to Loan Documents
Senior Loan Interest Rate	Omnibus Amendment to Loan Documents
Payment Grace Period	Mortgage Loan Agreement
Payment Grace Period (Default)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Title Type	Pro Forma Title Policy
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the largest space occupied by the related tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Largest Tenant” characteristic, the Depositor instructed us to combine the related spaces for “Showroom Space” and “Venetian Casino Resort,” as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore any tenant spaces that do not indicate an occupancy cost for the related tenant, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property
Property Name
Property Number
Property Count
Property Sub Type
Phase II Date
Seismic Firm
Seismic PML %
Seismic Report Date
Seismic Insurance
Environmental Insurance
Earnout / Holdback
Letter of Credit
Original In-Trust Balance
Cut-off Date In-Trust Balance
In-Trust Balance at Maturity
Partial Release Provisions
Partial Release Permitted
Sponsor
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.